Stock Based Compensation - Schedule of the Company's Outstanding PSUs (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) PSU	Dec. 31, 2020 USD ($) PSU
Disclosure Of Other Equity Instruments - Performance Share Units [abstract]
Beginning balance | PSU	593,150	604,692
Beginning balance	$ 29,081	$ 19,069
Granted | PSU	134,180	193,830
Paid | PSU	(213,820)	(204,142)
Forfeited | PSU		(1,230)
Ending balance | PSU	513,510	593,150
Accrual related to the fair value of the PSUs outstanding	$ 14,004	$ 21,526
Foreign exchange adjustment	149	614
Paid	(16,929)	(12,123)
Forfeited		(5)
Ending balance	$ 26,305	$ 29,081